Note 10 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Stock options activity	Weighted average exercise price (C$/option)

Outstanding, January 1, 2023	1,012,794	17.56
Granted	236,928	16.42
Expired	(20,000)	19.41
Forfeited	(13,564)	18.35
Exercised for cash	(28,787)	14.34

Outstanding, December 31, 2023	1,187,371	17.37
Granted	273,507	14.64
Expired	(7,791)	21.36
Exercised for cash	(284,866)	14.32
Exercised cashless	(147,826)	14.30

Outstanding, December 31, 2024	1,020,395	17.91

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price	Number	Number	Weighted avg. remaining
(C$/option)	Outstanding	Exercisable	contractual life (years)
14.64	273,507	-	4.12
14.98	28,604	28,604	0.16
16.09	6,021	2,007	3.25
16.43	213,841	65,139	3.17
17.02	100,000	66,666	2.38
20.20	106,466	69,861	2.20
21.26	50,000	50,000	1.92
21.29	9,191	6,127	2.26
21.57	182,765	182,765	0.94
23.53	50,000	50,000	1.05
14.64 - 23.53	1,020,395	521,169	2.59

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Risk-free interest rate	3.91%	3.53%
Expected volatility	48%	57%
Expected dividend yield	nil	nil
Expected life (years)	3	3

Disclosure of other equity instruments [text block]
	RSU activity	Weighted average fair value (C$/RSU)

Outstanding, January 1, 2023	101,059	18.47
Granted	56,425	16.42
Forfeited	(4,244)	17.07
Exercised	(54,985)	17.19

Outstanding, December 31, 2023	98,255	17.82
Granted	94,842	14.64
Exercised	(17,741)	17.16

Outstanding, December 31, 2024	175,356	16.17
	PSU activity	Weighted average fair value (C$/PSU)

Outstanding, January 1, 2023	231,255	17.91
Granted	156,861	16.42
Forfeited	(43,047)	19.71
Exercised	(57,620)	13.17

Outstanding, December 31, 2023	287,449	17.78
Granted	137,191	14.64
Exercised	(32,038)	16.99

Outstanding, December 31, 2024	392,602	16.74
	DSU activity	Weighted average fair value (C$/DSU)

Outstanding, January 1, 2023	420,115	14.80
Granted	78,474	14.81

Outstanding, December 31, 2023	498,589	14.80
Granted	81,173	16.57
Exercised	(50,000)	12.26

Outstanding, December 31, 2024	529,762	15.31

Disclosure of earnings per share [text block]
	December 31,	December 31,
	2024	2023
Net income	77,779	48,659
Basic weighted average number of shares outstanding	103,157,768	102,486,986
Effect of dilutive common share equivalents:
Stock options	119,493	51,971
Restricted and performance share units	367,832	93,007
Deferred share units	529,762	498,589
Diluted weighted average number of shares outstanding	104,174,855	103,130,553

Diluted earnings per share	$0.75	$0.47